Fees Summary	Mar. 19, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 275,862,424
Total Fee Amount	38,097
Total Offset Amount	0
Net Fee	$ 38,097
Offset Table N/A	N/A